LEASES - Summary of Carrying Amounts of The Right-of-use Assets and Movements (Details) $ in Thousands	6 Months Ended
Jun. 30, 2024 USD ($)
Right-of-Use Assets [Roll Forward]
Beginning balance	$ 80,502
Additions	40,215
Exchange realignment	(1,735)
Depreciation of right-of-use assets	(4,264)
Ending balance	$ 114,718